Income Taxes, Reconciliation of Change in Unrecognized Income Tax Benefits, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 110	$ 124	$ 150	$ 178
Unrecognized tax benefits that would reduce the effective income tax rate				$ 157
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	110	124	150
Additions for tax positions related to the current year	14	16	14
Additions for tax positions related to prior years	66	2	2
Reductions for tax positions related to prior years	(4)	(24)	(34)
Reductions for tax positions related to settlements with taxing authorities	0	(1)	(1)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(8)	(7)	(7)
Balance at December 31	$ 178	$ 110	$ 124